Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gratuity
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	$ 13	$ (8)	$ (2)
Funded status	(2)	(1)
Prepaid defined benefit plan asset	3	3
Accrued defined benefit plan liability	(5)	(4)
Gratuity | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	227	222
Service cost	34	29
Interest expense	13	12
Remeasurements - Actuarial losses / (gains)	(9)	11
Benefits paid	(33)	(39)
Translation differences	(16)	(8)
Benefit obligations at the end	216	227	222
Gratuity | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	226	220
Interest Income	13	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	4	3
Employer contribution	22	36
Benefits paid	32	38
Translation differences	(19)	(8)
Fair value of plan assets at the end	214	226	220
Pension
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	6	9
Funded status	(6)	(11)
Prepaid defined benefit plan asset	1	1
Accrued defined benefit plan liability	(7)	(12)
Pension | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	122	111
Transfer	2	7
Service cost	5	5
Interest expense	1
Remeasurements - Actuarial losses / (gains)	(17)	(2)
Past service cost - plan amendments		2
Employee contribution	3	4
Benefits paid	(6)	(5)
Translation differences	2
Benefit obligations at the end	112	122	111
Pension | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Transfer	2	7
Employee contribution	3	4
Fair value of plan assets at the beginning	111	94
Interest Income	1
Remeasurements – Returns on plan assets excluding amounts included in interest income	(11)	7
Employer contribution	5	5
Benefits paid	6	5
Translation differences	1	(1)
Fair value of plan assets at the end	106	111	94
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	101	88	57
Interest expense	2	1	2
Remeasurements - Actuarial losses / (gains)	(13)	(14)	21
Accrued defined benefit plan liability	42	33
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	1,228	1,133
Service cost	101	88
Interest expense	78	69
Remeasurements - Actuarial losses / (gains)	10	(16)
Employee contribution	210	155
Benefits paid	(226)	(191)
Translation differences	100	42
Benefit obligations at the end	1,281	1,228	1,133
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Employee contribution	210	155
Fair value of plan assets at the beginning	1,195	1,113
Interest Income	76	68
Remeasurements – Returns on plan assets excluding amounts included in interest income	(23)	2
Employer contribution	104	89
Benefits paid	226	191
Translation differences	(97)	(41)
Fair value of plan assets at the end	$ 1,239	$ 1,195	$ 1,113